Shareholder Report, Average Annual Return (Details)	12 Months Ended
Mar. 31, 2025
Even Herd Long Short ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	1.60%
S&P 500® Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.47%